Annual Total Returns - FidelitySeriesRealEstateIncomeFund-PRO - FidelitySeriesRealEstateIncomeFund-PRO - Fidelity Series Real Estate Income Fund - Fidelity Series Real Estate Income Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	5.17%
Annual Return 2014	10.77%
Annual Return 2015	2.30%
Annual Return 2016	8.31%
Annual Return 2017	7.44%
Annual Return 2018	0.67%
Annual Return 2019	16.01%
Annual Return 2020	0.56%
Annual Return 2021	15.78%
Annual Return 2022	(11.79%)